Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000004198
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hussman Strategic Market Cycle Fund
C000212809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hussman Strategic Allocation Fund
C000004199
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hussman Strategic Total Return Fund
Without Sales Load [Member] | C000004198
Average Annual Return [Line Items]
Average Annual Return, Percent	14.69%	2.07%		(2.04%)
Without Sales Load [Member] | C000212809
Average Annual Return [Line Items]
Average Annual Return, Percent	9.07%	5.52%	5.28%
Without Sales Load [Member] | C000004199
Average Annual Return [Line Items]
Average Annual Return, Percent	14.69%	3.80%		4.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%		13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	15.93%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)		1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)	0.34%
Bloomberg US EQ:FI 60:40 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US EQ:FI 60:40 Index
Average Annual Return, Percent	12.07%	9.57%	9.83%